UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5567
                                                     --------

                     Colonial Intermediate High Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  11/30/2004
                                           ------------------

                  Date of reporting period: 05/31/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL INTERMEDIATE HIGH INCOME FUND                         SEMIANNUAL REPORT

MAY 31, 2004

[PHOTO OF NEWSPAPER AND CALCULATOR]

PRESIDENT'S MESSAGE


July 21, 2004

Dear Shareholder:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group and your Colonial Intermediate High Income Fund became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products. There are no immediate changes planned for fund names, product lines, or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (You may also know that Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia open-end fund shares.

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

As always, thank you for choosing Colonial Intermediate High Income Fund, and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Thomas C. Theobald                              J. Kevin Connaughton
Chairman, Board of Trustees                     President

J. Kevin Connaughton was named president of Colonial Intermediate High Income Fund on February 27, 2004.



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PORTFOLIO MANAGERS' REPORT

[SIDEBAR DATA]:


PRICE PER SHARE
AS OF 05/31/04 ($)

Net asset value          3.54
-----------------------------
Market price             3.22
-----------------------------


SIX-MONTH (CUMULATIVE) TOTAL RETURN AS OF 05/31/04 (%)

Net asset value          3.26
-----------------------------
Market price            -3.81
-----------------------------
Lipper High Current
Yield Funds (Leveraged)
Category average         4.91
-----------------------------

All results shown assume reinvestment of distributions.


DISTRIBUTIONS DECLARED PER
SHARE 12/01/03-05/31/04 ($)

                         0.16
-----------------------------


TOP 5 SECTORS AS OF 05/31/04 (%)

Amusement & recreation    9.5
-----------------------------
Radiotelephone
communications            5.6
-----------------------------
Independent
power producers           5.4
-----------------------------
Cable                     5.1
-----------------------------
Chemicals &
allied products           4.9
-----------------------------

Sector breakdowns are calculated as a percentage of total investments.


TOP 10 CORPORATE ISSUERS AS OF 05/31/04 (%)

Qwest                     1.8
-----------------------------
El Paso                   1.7
-----------------------------
Charter Communications
Holdings                  1.5
-----------------------------
Dex Media                 1.4
-----------------------------
Allied Waste
North America             1.1
-----------------------------
Calpine                   1.1
-----------------------------
Pinnacle Entertainment    1.1
-----------------------------
D.R. Horton               1.0
-----------------------------
AES                       1.0
-----------------------------
Premier International
Foods                     1.0
-----------------------------

Corporate issuers are calculated as a percentage of total investments.

Because the fund is actively managed, there can be no guarantee that the fund will continue to hold securities of these issuers in these sectors in the future.




For the six-month period ended May 31, 2004, Colonial Intermediate High Income Fund returned 3.26%, based on investment at net asset value. The fund underperformed the Lipper High Current Yield Funds (Leveraged) Category average, which was 4.91%.1 We believe the fund trailed its peers because, although we increased our exposure to lower-rated issues during the period, we remained less aggressively positioned at a time when lower-rated issues were strong performers. Also, several peer funds maintain higher leverage, which helped performance as high-yield bonds rallied.

Consumer products, chemical and metals companies all benefited from continued economic expansion, and many of the fund's positions in these sectors contributed to the fund's return. In consumer products, our position in Levi Strauss (0.4% of total investments) appreciated as strong product sales through Wal-Mart Stores (not in the portfolio) improved Levi's operating results. Levi's is also expected to realize a substantial gain on the sale of its Dockers brand. Within the chemical sector, profit margins improved despite increased costs for natural gas. Our position in UAP Holdings (0.5% of total investments) benefited from this trend. Its bonds appreciated as the company experienced improving demand for fertilizer and agricultural chemicals. Huntsman ICI Holdings (1.0% of total investments) benefited as demand drove up prices of commodity chemicals. Finally, rising steel prices drove a sharp operating improvement at Oregon Steel Mills (0.3% of total investments) during the period, and the bonds gained in value.

In other industries, ongoing growth in the US cellular market aided bonds of US Unwired (0.8% of total investments). Securities of LaBranche & Co. (0.5% of total investments), a specialist member of the New York Stock Exchange, rose after the company announced a settlement agreement with the Securities and Exchange Commission on specialist trading charges and completed a successful refinancing, during which the fund's holdings were called in at favorable prices.

The fund's disappointments included Level 3 Communications (0.3% of total investments), which provides Internet connectivity for broadband and DSL communications. The bonds of Delta Air Lines (0.3% of total

-----------
1 Lipper Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives.

investments) declined in value as high labor costs and soaring jet fuel prices ate into revenues. Electric utility Calpine (1.1% of total investments) underperformed when the rising cost of natural gas undercut its competitive position versus utility companies that burn less costly fuels.

COUNTERVAILING FORCES AT WORK GOING FORWARD

We believe that high-yield markets now face countervailing forces. On the positive side, a stronger economy means that many issuers have the potential to increase revenues and strengthen their financial conditions. During the reporting period, defaults among high-yield issuers fell below two percent. However, rising interest rates and a heavy volume of new issuance could hold prices down.

To increase potential returns in this environment, we selectively increased the fund's CCC- and lower-rated holdings. These lower-quality securities typically benefit the most from an economic recovery, tend to be the least negatively affected by higher interest rates and also tend to generate higher yields than higher-rated securities. In addition, we trimmed exposure to sectors that are more sensitive to rising interest rates and avoided lower-coupon, longer maturity issues that might be vulnerable to rising rates.

Sincerely,

/s/ Gregg R. Smalley            /s/ Kevin L. Cronk        /s/ Thomas A. LaPointe

Gregg R. Smalley                    Kevin L. Cronk            Thomas A. LaPointe

Gregg R. Smalley, CFA, a member of the High Yield Portfolio Management Team at Columbia Management Advisors, Inc. (the "advisor"), has been a portfolio manager of Colonial Intermediate High Income Fund since June 2000. Mr. Smalley joined an affiliate of the advisor in August 1997 as a research analyst specializing in the energy, cable, and telecom industries.

Kevin L. Cronk, CFA, a member of the advisor's High Yield Portfolio Management Team, has co-managed the fund since February 2003. Mr. Cronk joined an affiliate of the advisor in August 1999 as a research analyst specializing in the chemicals, healthcare and telecom industries. Prior to joining the advisor, Mr. Cronk was an investment associate in the High Yield Group at Putnam Investments from May 1996 to July 1999.

Thomas A. LaPointe, CFA, a member of the advisor's High Yield Portfolio Management Team, has co-managed the fund since February 2003. Mr. LaPointe joined an affiliate of the advisor in February 1999 as a senior member of the Fixed Income Department's research group and has provided high-yield analytical support to mutual funds investing in the metals, gaming and European telecom industries. Before joining the advisor, Mr. LaPointe was a convertible arbitrage analyst at the Canadian Imperial Bank of Commerce from April 1998 to February 1999.

Past performance is no guarantee of future investment results. Current performance may be higher or lower than the performance data quoted.

Investing in high-yield bonds involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease.

INVESTMENT PORTFOLIO

May 31, 2004 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES - 126.9%                     PAR    VALUE ($)
-----------------------------------------------------------
AGRICULTURE - 0.6%

AGRICULTURE PRODUCTION - 0.6%
Seminis, Inc.,
   10.250% 10/01/13           USD      438,000      473,040
                                                -----------
                  Agriculture Production Total      473,040
                                                -----------
                             AGRICULTURE TOTAL      473,040
                                                -----------

-----------------------------------------------------------
CONSTRUCTION - 5.6%
BUILDING CONSTRUCTION - 5.6%
Associated Materials, Inc.:
   (b) 03/01/14
   (11.250% 03/01/09) (a)              205,000      134,275
   9.750% 04/15/12                     325,000      355,875
Atrium Companies, Inc.:
   10.500% 05/01/09                    245,000      257,250
   10.500% 05/01/09 (a)                200,000      210,000
D.R. Horton, Inc.,
   9.750% 09/15/10                     955,000    1,088,700
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                     170,000      177,225
   10.500% 10/01/07                    340,000      390,150
Norcraft Companies,
   9.000% 11/01/11 (a)                 140,000      147,700
Nortek Holdings, Inc.,
   (b) 05/15/11
   (10.000% 11/15/07) (a)              540,000      402,300
Standard Pacific Corp.,
   9.250% 04/15/12                     415,000      444,050
WII Components, Inc.,
   10.000% 02/15/12 (a)                320,000      315,200
William Lyon Homes, Inc.,
   10.750% 04/01/13                    210,000      232,575
                                                -----------
                   Building Construction Total    4,155,300
                                                -----------
                            CONSTRUCTION TOTAL    4,155,300
                                                -----------

-----------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 4.3%
DEPOSITORY INSTITUTIONS - 0.3%
Western Financial Bank,
   9.625% 05/15/12                     210,000      227,850
                                                -----------
                 Depository Institutions Total      227,850
                                                -----------

FINANCIAL SERVICES - 3.8%
Dollar Financial Group, Inc.,
   9.750% 11/15/11                     405,000      413,100
FINOVA Group, Inc.,
   7.500% 11/15/09                     538,187      296,003
Global Cash Access LLC,
   8.750% 03/15/12 (a)                 340,000      351,900
LaBranche & Co., Inc.,
   11.000% 05/15/12 (a)                505,000      515,100
Thornburg Mortgage, Inc.,
   8.000% 05/15/13                     250,000      246,250
TRAC-X North American High Yield,
   8.000 03/25/09 (a)                1,000,000      955,000
                                                -----------
                      Financial Services Total    2,777,353
                                                -----------


                                           PAR    VALUE ($)
-----------------------------------------------------------
REAL ESTATE - 0.2%
Forest City Enterprises, Inc.,
   7.625% 06/01/15            USD      165,000      170,775
                                                -----------
                             Real Estate Total      170,775
                                                -----------
                           FINANCE, INSURANCE
                           & REAL ESTATE TOTAL    3,175,978
                                                -----------

-----------------------------------------------------------
INDUSTRIALS - 0.3%
INDUSTRIAL CONGLOMERATES - 0.3%
SPX Corp.,
   7.500% 01/01/13                    250,000       254,375
                                                -----------
                Industrial Conglomerates Total      254,375
                                                -----------
                             INDUSTRIALS TOTAL      254,375
                                                -----------

-----------------------------------------------------------
MANUFACTURING - 41.5%
APPAREL - 1.4%
Broder Brothers Co.,
   11.250% 10/15/10                    225,000      217,125
Levi Strauss & Co.,
   12.250% 12/15/12                    425,000      386,750
Phillips-Van Heusen Corp.,
   7.250% 02/15/11 (a)                 300,000      300,000
Warnaco, Inc.,
   8.875% 06/15/13                     100,000      105,750
                                                -----------
                                 Apparel Total    1,009,625
                                                -----------

AUTO PARTS & EQUIPMENT - 2.1%
Accuride Corp.,
   9.250% 02/01/08                     155,000      157,712
Dana Corp.,
   9.000% 08/15/11                     210,000      237,825
Delco Remy International, Inc.:
   9.375% 04/15/12 (a)                  65,000       62,888
   11.000% 05/01/09                    250,000      262,500
Dura Operating Corp.:
   8.625% 04/15/12                     345,000      348,450
   9.000% 05/01/09                     250,000      242,500
Navistar International Corp.,
   7.500% 06/15/11 (e)                 185,000      185,462
TRW Automotive, Inc.,
   9.375% 02/15/13                      76,000       84,170
                                                -----------
                  Auto Parts & Equipment Total    1,581,507
                                                -----------

CHEMICALS & ALLIED PRODUCTS - 6.9%
Avecia Group PLC,
   11.000% 07/01/09                    400,000      294,000
Equistar Chemicals LP:
   10.125% 09/01/08                    305,000      330,925
   10.625% 05/01/11                    200,000      219,000
Huntsman ICI Holdings LLC,
   (c) 12/31/09                      2,125,000    1,041,250
IMC Global, Inc.,
   10.875% 08/01/13                    310,000      372,000
INVISTA,
   9.250% 05/01/12 (a)                 210,000      208,425
Koppers Industries, Inc.,
   9.875% 10/15/13 (a)                 360,000      387,000



See notes to investment portfolio.

May 31, 2004 (unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
MANUFACTURING (CONTINUED)
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
Lyondell Chemical Co.,
   9.625% 05/01/07            USD      440,000      457,600
   9.875% 05/01/07                     180,000      187,200
NOVA Chemicals Corp.,
   6.500% 01/15/12                     170,000      166,983
Terra Capital, Inc.,
   12.875% 10/15/08                    475,000      565,250
UAP Holding Corp.:
   (b) 07/15/12
   (10.750% 01/15/08) (a)              295,000      230,100
   8.250% 12/15/11 (a)                 245,000      274,400
Westlake Chemical Corp.,
   8.750% 07/15/11                     395,000      426,600
                                                -----------
             Chemicals & Allied Products Total    5,160,733
                                                -----------

ELECTRONIC & ELECTRICAL EQUIPMENT - 1.2%
Amkor Technology, Inc.,
   9.250% 02/15/08                     285,000      300,675
Lucent Technologies, Inc.,
   6.450% 03/15/29                     335,000      252,925
Stratus Technologies, Inc.,
   10.375% 12/01/08 (a)                200,000      195,000
Xerox Corp.,
   7.125% 06/15/10                     160,000      160,000
                                                -----------
       Electronic & Electrical Equipment Total      908,600
                                                -----------

FABRICATED METAL - 0.6%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                     425,000      463,250
                                                -----------
                        Fabricated Metal Total      463,250
                                                -----------

FOOD & KINDRED PRODUCTS - 4.9%
Constellation Brands, Inc.,
   8.125% 01/15/12                     270,000      283,500
Del Monte Corp.,
   9.250% 05/15/11                     500,000      536,250
Dole Food Co., Inc.,
   8.625% 05/01/09                     415,000      419,150
Merisant Co.,
   9.500% 07/15/13 (a)                 205,000      219,350
Pinnacle Foods,
   8.250% 12/01/13 (a)                 385,000      380,188
Premier International Foods PLC,
   12.000% 09/01/09                  1,000,000    1,062,500
Roundy's, Inc.,
   8.875% 06/15/12                     410,000      438,700
Tabletop Holdings, Inc.,
   (b) 05/15/14
   (12.250% 11/15/08) (a)              525,000      294,000
                                                -----------
                 Food & Kindred Products Total    3,633,638
                                                -----------




                                           PAR    VALUE ($)
-----------------------------------------------------------
FURNITURE & FIXTURES - 1.0%
Congoleum Corp.,
   8.625% 08/01/08 (d)        USD      225,000      164,250
Juno Lighting, Inc.,
   11.875% 07/01/09                    295,000      314,175
Tempur-Pedic, Inc.,
   10.250% 08/15/10                    222,000      250,860
                                                -----------
                    Furniture & Fixtures Total      729,285
                                                -----------

HOUSEHOLD PRODUCTS - 1.1%
Elizabeth Arden, Inc.,
   7.750% 01/15/14 (a)                 245,000      243,775
Playtex Products, Inc.,
   9.375% 06/01/11                     600,000      579,000
                                                -----------
                      Household Products Total      822,775
                                                -----------

LUMBER & WOOD - 0.5%
Georgia-Pacific Corp.,
   8.000% 01/15/24 (a)                 130,000      126,425
Millar Western Forest Products,
   7.750% 11/15/13 (a)                 225,000      226,125
                                                -----------
                           Lumber & Wood Total      352,550
                                                -----------

MISCELLANEOUS MANUFACTURING - 6.7%
Amscan Holdings, Inc.,
   8.750% 05/01/14 (a)                 360,000      358,200
FastenTech, Inc.,
   11.500% 05/01/11 (a)                460,000      494,500
Flowserve Corp.,
   12.250% 08/15/10                    361,000      407,930
Hexcel Corp.,
   9.750% 01/15/09                     370,000      385,725
J.B. Poindexter & Co.,
   8.750% 03/15/14 (a)                 335,000      329,975
MAAX Corp.,
   9.750% 06/15/12 (a)(e)              210,000      215,250
Mueller Group, Inc.,
   (b) 04/15/14
   (14.750% 04/15/09)                  375,000      204,375
   10.000% 05/01/12 (a)                165,000      169,125
Rexnord Corp.,
   10.125% 12/15/12                    195,000      210,600
Superior Essex Communications LLC,
   9.000% 04/15/12 (a)                 260,000      248,300
Tekni-Plex, Inc.,
   12.750% 06/15/10                    565,000      565,000
Terex Corp.,
   10.375% 04/01/11                    320,000      355,200
TriMas Corp.,
   9.875% 06/15/12                     725,000      772,125
Trinity Industries, Inc.,
   6.500% 03/15/14 (a)                 165,000      155,100
Valmont Industries, Inc.,
   6.875% 05/01/14 (a)                 105,000      102,900
                                                -----------
             Miscellaneous Manufacturing Total    4,974,305



See notes to investment portfolio.

May 31, 2004 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
MANUFACTURING (CONTINUED)
PAPER PRODUCTS - 4.0%
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11           USD      260,000      165,100
Buckeye Technologies, Inc.:
   8.500% 10/01/13                      60,000       61,200
   9.250% 09/15/08                     235,000      230,300
Caraustar Industries, Inc.,
   9.875% 04/01/11                     355,000      353,225
Consolidated Container Co. LLC,
   (b) 06/15/09
   (10.750% 06/15/07) (a)              280,000      208,600
MDP Acquisitions PLC,
   9.625% 10/01/12                     525,000      567,000
Newark Group, Inc.,
   9.750% 03/15/14 (a)                 205,000      193,725
Norske Skog Canada Ltd.:
   7.375% 03/01/14 (a)                 105,000      102,675
   8.625% 06/15/11                     150,000      158,250
Portola Packaging, Inc.,
   8.250% 02/01/12 (a)                 210,000      175,350
Smurfit-Stone Container Corp.,
   8.250% 10/01/12                     450,000      456,750
Solo Cup Co.,
   8.500% 02/15/14 (a)                 140,000      140,000
Tembec Industries, Inc.,
   8.500% 02/01/11                     125,000      123,750
                                                -----------
                          Paper Products Total    2,935,925
                                                -----------

PRIMARY METAL - 2.7%
Bayou Steel Corp.,
   9.000% 03/31/11                     250,000      226,250
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06 (f)                505,000      499,950
Metallurg, Inc.,
   11.000% 12/01/07                    200,000       96,000
Oregon Steel Mills, Inc.,
   10.000% 07/15/09                    275,000      283,250
Steel Dynamics, Inc.:
   9.500% 03/15/09                      80,000       87,600
   9.500% 03/15/09 (a)                  80,000       87,600
UCAR Finance, Inc.,
   10.250% 02/15/12                    355,000      392,275
Wise Metals Group LLC,
   10.250% 05/15/12 (a)                315,000      318,150
                                                -----------
                           Primary Metal Total    1,991,075
                                                -----------

PRINTING & PUBLISHING - 5.7%
Dex Media, Inc.:
   (b) 11/15/13
   (9.000% 11/15/08) (a)               250,000      161,250
   8.000% 11/15/13 (a)                 320,000      304,000
Dex Media East LLC,
   12.125% 11/15/12                    565,000      658,225
Dex Media West LLC,
   9.875% 08/15/13 (a)                 280,000      308,350





                                           PAR    VALUE ($)
-----------------------------------------------------------
Haights Cross Communications:
   (b) 08/15/11
   (12.500% 02/01/09) (a)     USD      315,000      171,675
   11.750% 08/15/11                    165,000      177,375
Hollinger, Inc.,
   11.875% 03/01/11 (a)                295,000      342,937
Quebecor Media, Inc.,
   11.125% 07/15/11                    725,000      821,063
Sheridan Group,
   10.250% 08/15/11 (a)                250,000      264,375
Von Hoffmann Corp.,
   10.250% 03/15/09                    620,000      616,900
Yell Finance BV,
   10.750% 08/01/11                    388,000      450,080
                                                -----------
                   Printing & Publishing Total    4,276,230
                                                -----------

STONE, CLAY, GLASS & CONCRETE - 1.9%
Crown European Holdings SA,
   10.875% 03/01/13                    280,000      313,600
Owens-Brockway Glass Container,
   8.250% 05/15/13                     600,000      594,000
Owens-Illinois, Inc.:
   7.350% 05/15/08                     200,000      192,000
   7.500% 05/15/10                      75,000       70,500
U.S. Concrete, Inc.,
   8.375% 04/01/14 (a)                 275,000      272,937
                                                -----------
           Stone, Clay, Glass & Concrete Total    1,443,037
                                                -----------

TEXTILE MILL PRODUCTS - 0.3%
Collins & Aikman Floorcovering, Inc.,
   9.750% 02/15/10                     225,000      228,375
                                                -----------
                   Textile Mill Products Total      228,375
                                                -----------

TOBACCO PRODUCTS - 0.3%
North Atlantic Trading Co., Inc.,
   9.250% 03/01/12 (a)                 225,000      224,437
                                                -----------
                        Tobacco Products Total      224,437
                                                -----------

TRANSPORTATION EQUIPMENT - 0.2%
Newcor, Inc., PIK,
   6.000% 01/01/13 (g)                 215,562      131,493
                                                -----------
                Transportation Equipment Total      131,493
                                                -----------
                           MANUFACTURING TOTAL   30,866,840
                                                -----------

-----------------------------------------------------------
MINING & ENERGY - 6.2%
OIL & GAS EXTRACTION - 4.2%
Benton Oil & Gas Co.,
   9.375% 11/01/07                     485,000      494,700
Chesapeake Energy Corp.,
   7.500% 06/15/14 (a)                 135,000      139,050
Compton Petroleum Corp.,
   9.900% 05/15/09                     475,000      515,375
Denbury Resources, Inc.,
   7.500% 04/01/13                      75,000       75,000
Encore Acquisition Co.,
   8.375% 06/15/12                     325,000      344,500




See notes to investment portfolio.

May 31, 2004 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
MINING & ENERGY (CONTINUED)
OIL & GAS EXTRACTION (CONTINUED)
Energy Partners Ltd.,
   8.750% 08/01/10            USD      205,000      212,175
Forest Oil Corp.,
   8.000% 06/15/08                     400,000      421,000
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                     435,000      474,150
Whiting Petroleum Corp.,
   7.250% 05/01/12 (a)                 425,000      426,063
                                                -----------
                    Oil & Gas Extraction Total    3,102,013
                                                -----------

OIL & GAS FIELD SERVICES - 2.0%
CHC Helicopter Corp.,
   7.375% 05/01/14 (a)                 275,000      268,813
J. Ray McDermott SA,
   11.000% 12/15/13 (a)                175,000      165,812
Newpark Resources, Inc.,
   8.625% 12/15/07                     270,000      276,750
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                     530,000      551,200
Premcor Refining Group, Inc.,
   7.500% 06/15/15                     235,000      239,700
                                                -----------
                Oil & Gas Field Services Total    1,502,275
                                                -----------
                         MINING & ENERGY TOTAL    4,604,288
                                                -----------

-----------------------------------------------------------
RETAIL TRADE - 2.3%
APPAREL & ACCESSORY STORES - 0.5%
Finlay Fine Jewelry Corp.,
   8.375% 06/01/12 (a)(e)              280,000      284,900
Saks, Inc.,
   7.000% 12/01/13                      83,000       81,755
                                                -----------
              Apparel & Accessory Stores Total      366,655
                                                -----------

MISCELLANEOUS RETAIL - 1.8%
Asbury Automotive Group, Inc.,
   8.000% 03/15/14                     320,000      296,000
Leiner Health Products,
   11.000% 06/01/12 (a)                 80,000       82,800
Nebraska Book Co., Inc.,
   8.625% 03/15/12 (a)                 205,000      202,438
Rite Aid Corp.,
   9.250% 06/01/13                     470,000      481,750
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                     265,000      286,200
                                                -----------
                    Miscellaneous Retail Total    1,349,188
                                                -----------
                            RETAIL TRADE TOTAL    1,715,843
                                                -----------

-----------------------------------------------------------
SERVICES - 22.4%
AMUSEMENT & RECREATION - 13.3%
American Casino & Entertainment
   Properties LLC,
   7.850% 02/01/12 (a)                 395,000      395,988
Ameristar Casinos, Inc.,
   10.750% 02/15/09                    400,000      458,000




                                           PAR    VALUE ($)
-----------------------------------------------------------
AMF Bowling Worldwide, Inc.,
   10.000% 03/01/10 (a)       USD      245,000      248,675
Bombardier Recreational Products,
   8.375% 12/15/13 (a)                 520,000      488,800
Boyd Gaming Corp.,
   8.750% 04/15/12                     125,000      132,813
Cinemark, Inc.,
   (b) 03/15/14
   (9.750% 03/15/09) (a)               470,000      298,450
Circus-Circus & Eldorado/Silver Legacy,
   10.125% 03/01/12                    225,000      224,437
Equinox Holdings, Inc.,
   9.000% 12/15/09 (a)                 405,000      407,025
Hard Rock Hotel, Inc.,
   8.875% 06/01/13                     290,000      294,350
Hollywood Casino Shrevport,
   13.000% 08/01/06 (h)                950,000      703,000
Inn of the Mountain Gods
   Resort & Casino,
   12.000% 11/15/10 (a)                240,000      260,400
Mohegan Tribal Gaming Authority,
   8.000% 04/01/12                     500,000      527,500
Park Place Entertainment Corp.,
   9.375% 02/15/07                     435,000      469,800
Pinnacle Entertainment, Inc.:
   8.250% 03/15/12 (a)                 200,000      189,500
   8.750% 10/01/13                   1,015,000      994,700
Premier Entertainment Biloxi LLC,
   10.750% 02/01/12 (a)                200,000      210,500
River Rock Entertainment,
   9.750% 11/01/11 (a)                 370,000      392,200
Seneca Gaming Corp.,
   7.250% 05/01/12 (a)                 345,000      341,550
Six Flags, Inc.,
   9.500% 02/01/09                     845,000      860,844
Station Casinos, Inc.:
   6.000% 04/01/12                     170,000      161,925
   6.875% 03/01/16                     290,000      274,050
Town Sports International, Inc.,
   (b) 02/01/14
   (11.000% 02/01/14) (a)              410,000      202,950
Trump Casino Holdings LLC,
   17.625% 09/15/10 PIK                365,000      368,650
Vail Resorts, Inc.,
   6.750% 02/15/14 (a)                 285,000      265,050
Warner Music Group,
   7.375% 04/15/14 (a)                 380,000      370,500
Wynn Las Vegas LLC,
   12.000% 11/01/10                    300,000      351,000
                                                -----------
                  Amusement & Recreation Total    9,892,657
                                                -----------

FUNERAL SERVICES - 0.6%
Service Corp. International,
   7.700% 04/15/09                     450,000      465,750
                                                -----------
                        Funeral Services Total      465,750
                                                -----------





See notes to investment portfolio.

May 31, 2004 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
SERVICES (CONTINUED) HEALTH SERVICES - 5.1%
Bio-Rad Laboratories, Inc.,
   7.500% 08/15/13            USD      340,000      351,900
Coventry Health Care, Inc.,
   8.125% 02/15/12                     525,000      585,375
HCA, Inc.,
   8.750% 09/01/10                     275,000      309,254
InSight Health Services Corp.,
   9.875% 11/01/11                     490,000      498,575
MedQuest, Inc.,
   11.875% 08/15/12                    500,000      562,500
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09                    125,000      142,812
Team Health, Inc.,
   9.000% 04/01/12 (a)                 295,000      278,775
Tenet Healthcare Corp.:
   5.375% 11/15/06                     125,000      117,813
   6.375% 12/01/11                     580,000      493,000
United Surgical Partners International, Inc.,
   10.000% 12/15/11                    400,000      451,000
                                                -----------
                         Health Services Total    3,791,004
                                                -----------

HOTELS, CAMPS & LODGING - 0.9%

Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12                     625,000      657,812
                                                -----------
                 Hotels, Camps & Lodging Total      657,812
                                                -----------

OTHER SERVICES - 2.5%
Advanstar Communications, Inc.,
   12.000% 02/15/11                    650,000      689,000
Corrections Corp. of America,
   9.875% 05/01/09                     350,000      386,750
GEO Group, Inc.,
   8.250% 07/15/13                     160,000      157,600
NationsRent, Inc.,
   9.500% 10/15/10 (a)                 425,000      450,500
Williams Scotsman, Inc.,
   9.875% 06/01/07                     200,000      197,000
                                                -----------
                          Other Services Total    1,880,850
                                                -----------
                                SERVICES TOTAL   16,688,073
                                                -----------

-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 43.7%
AEROSPACE - 1.3%
BE Aerospace, Inc.,
   8.875% 05/01/11                     375,000      354,375
Sequa Corp.,
   8.875% 04/01/08                     200,000      212,000
TransDigm, Inc.,
   8.375% 07/15/11                     250,000      252,500
Vought Aircraft Industries, Inc.,
   8.000% 07/15/11 (a)                 160,000      153,200
                                                -----------
                               Aerospace Total      972,075



                                           PAR    VALUE ($)
-----------------------------------------------------------
AIR TRANSPORTATION - 1.7%
Continental Airlines, Inc.,
   7.568% 12/01/06            USD      400,000      338,000
Delta Air Lines, Inc.,
   7.900% 12/15/09                     535,000      267,500
Northwest Airlines, Inc.,
   9.875% 03/15/07                     475,000      351,500
United Air Lines, Inc.,
   1.340% 03/02/49 (i)                 354,149      331,129
                                                -----------
                      Air Transportation Total    1,288,129
                                                -----------

BROADCASTING - 3.1%
CanWest Media, Inc.,
   10.625% 05/15/11                    435,000      487,200
Granite Broadcasting Corp.,
   9.750% 12/01/10 (a)                 500,000      477,500
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                     250,000      267,500
Spanish Broadcasting System, Inc.,
   9.625% 11/01/09                      80,000       84,400
TV Azteca SA de CV,
   10.500% 02/15/07                    745,000      743,137
XM Satellite Radio Holdings, Inc.,
   6.650% 05/01/09 (a)(i)              250,000      250,000
                                                -----------
                            Broadcasting Total    2,309,737
                                                -----------

CABLE - 6.7%
Atlantic Broadband Finance LLC,
   9.375% 01/15/14 (a)                 360,000      334,800
Cablevision Systems Corp.,
   5.670% 04/01/09 (a)(i)              290,000      295,800
Charter Communications Holdings LLC:
   9.920% 04/01/11                   1,715,000    1,402,013
   10.250% 09/15/10 (a)                190,000      192,850
CSC Holdings, Inc.:
   6.750% 04/15/12 (a)                 265,000      254,400
   7.625% 04/01/11                      20,000       20,250
DirecTV Holdings LLC,
   8.375% 03/15/13                     300,000      333,000
EchoStar DBS Corp.,
   6.375% 10/01/11 (a)                 400,000      390,000
Insight Communications Co., Inc.,
   (b) 02/15/11
   (12.250% 02/15/06)                  415,000      365,200
Insight Midwest LP,
   9.750% 10/01/09                     215,000      226,287
Northland Cable Television, Inc.,
   10.250% 11/15/07                    495,000      486,337
NTL Cable PLC,
   8.750% 04/15/14 (a)                 325,000      329,875
Pegasus Satellite Communications, Inc.,
   11.250% 01/15/10 (a)(f)             200,000      110,000
Telenet Group Holdings NV,
   (b) 06/15/14
   (11.500% 12/15/08) (a)              400,000      246,000
                                                -----------
                                   Cable Total    4,986,812
                                                -----------




See notes to investment portfolio.

May 31, 2004 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
ELECTRIC, GAS & SANITARY SERVICES - 1.9%
Allied Waste North America, Inc.:
   6.500% 11/15/10 (a)        USD      670,000      648,225
   8.500% 12/01/08                     505,000      545,400
Waste Services, Inc.,
   9.500% 04/15/14 (a)                 225,000      226,687
                                                -----------
       Electric, Gas & Sanitary Services Total    1,420,312
                                                -----------

ELECTRIC SERVICES - 2.4%
Beaver Valley Funding Corp.,
   9.000% 06/01/17                     355,000      401,150
CMS Energy Corp.,
   8.900% 07/15/08                     420,000      439,950
Illinois Power Co.,
   11.500% 12/15/10                    275,000      323,812
Nevada Power Co.:
   9.000% 08/15/13 (a)                 185,000      200,031
   10.875% 10/15/09                    340,000      382,500
                                                -----------
                       Electric Services Total    1,747,443
                                                -----------

INDEPENDENT POWER PRODUCERS - 7.2%
AES Corp.:
   9.000% 05/15/15 (a)                 570,000      604,200
   9.500% 06/01/09                     455,000      473,200
Caithness Coso Funding Corp.,
   9.050% 12/15/09                     502,200      542,376
Calpine Canada Energy Finance ULC,
   8.500% 05/01/08                     200,000      119,000
Calpine Corp.,
   8.500% 07/15/10 (a)                 365,000      305,688
Calpine Generating Co. LLC:
   10.250% 04/01/11 (a)(i)             375,000      330,000
   11.500% 04/01/11 (a)                415,000      356,900
Dynegy Holdings, Inc.:
   6.875% 04/01/11                     300,000      246,000
   9.875% 07/15/10 (a)                 360,000      378,000
Edison Mission Energy,
   9.875% 04/15/11                     480,000      480,000
MSW Energy Holdings LLC:
   7.375% 09/01/10 (a)                 170,000      167,450
   8.500% 09/01/10                     375,000      388,125
NRG Energy, Inc.,
   8.000% 12/15/13 (a)                 140,000      140,000
Orion Power Holdings, Inc.,
   12.000% 05/01/10                    340,000      413,100
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                     395,000      424,625
                                                -----------
             Independent Power Producers Total    5,368,664
                                                -----------

MARINE TRANSPORTATION - 1.7%
Ship Finance International Ltd.,
   8.500% 12/15/13 (a)                 580,000      540,664




                                           PAR    VALUE ($)
-----------------------------------------------------------
Stena AB:
   7.500% 11/01/13            USD      160,000      160,800
   9.625% 12/01/12                     355,000      401,150
Teekay Shipping Corp.,
   8.875% 07/15/11                     150,000      164,250
                                                -----------
                   Marine Transportation Total    1,266,864
                                                -----------

PIPELINES - 3.5%
Coastal Corp.,
   7.750% 06/15/10                     695,000      611,600
Northwest Pipeline Corp.,
   8.125% 03/01/10                     130,000      139,588
Sonat, Inc.:
   6.875% 06/01/05                     215,000      215,537
   7.625% 07/15/11                     795,000      693,638
Southern Natural Gas Co.,
   8.875% 03/15/10                     250,000      271,250
Williams Companies, Inc.,
   8.125% 03/15/12                     630,000      664,650
                                                -----------
                               Pipelines Total    2,596,263
                                                -----------

RADIOTELEPHONE COMMUNICATIONS - 7.6%
AirGate PCS, Inc.,
   9.375% 09/01/09                      68,700       67,326
American Cellular Corp.,
   10.000% 08/01/11                    325,000      285,188
American Towers, Inc.,
   7.250% 12/01/11                     230,000      228,850
Dobson Communications Corp.,
   8.875% 10/01/13                     440,000      344,300
Horizon PCS, Inc.,
   13.750% 06/15/11 (f)                415,000      145,250
iPCS Escrow Co.,
   11.500% 05/01/12 (a)                170,000      172,550
Nextel Communications, Inc.,
   7.375% 08/01/15                     500,000      505,000
Nextel Partners, Inc.,
   8.125% 07/01/11                     610,000      625,250
Rogers Cantel, Inc.,
   9.750% 06/01/16                     585,000      672,750
Rural Cellular Corp.,
   8.250% 03/15/12 (a)                 200,000      205,500
SBA Communications Corp.:
   (b) 12/15/11
   (9.750% 12/15/07) (a)               140,000      102,550
   10.250% 02/01/09                    625,000      620,312
SpectraSite, Inc.,
   8.250% 05/15/10                     280,000      289,800
US Unwired, Inc.,
   (b) 11/01/09
   (13.375% 11/01/04)                  800,000      832,000
Western Wireless Corp.,
   9.250% 07/15/13%                    500,000      516,875
                                                -----------
           Radiotelephone Communications Total    5,613,501
                                                -----------



See notes to investment portfolio.

May 31, 2004 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
RAILROAD - 0.8%
Kansas City Southern Railway Co.,
   7.500% 06/15/09            USD      215,000      217,150
TFM SA de CV,
   12.500% 06/15/12                    380,000      402,800
                                                -----------
                                Railroad Total      619,950
                                                -----------

TELECOMMUNICATIONS - 4.9%
Axtel SA de CV,
   11.000% 12/15/13 (a)                410,000      385,400
Carrier1 International SA,
   13.250% 02/15/09 (f)                750,000       67,500
Cincinnati Bell, Inc.,
   8.375% 01/15/14                     320,000      288,000
FairPoint Communications, Inc.,
   11.875% 03/01/10                    175,000      198,625
Level 3 Communications, Inc.,
   10.500% 12/01/08                    355,000      273,350
Qwest Capital Funding, Inc.:
   7.250% 02/15/11                     860,000      711,650
   7.750% 02/15/31                     385,000      298,375
Qwest Corp.,
   13.500% 12/15/10 (a)                795,000      915,244
Time Warner Telecom, Inc.:
   9.750% 07/15/08                     320,000      299,200
   10.125% 02/01/11                    230,000      208,150
                                                -----------
                      Telecommunications Total    3,645,494
                                                -----------

TRANSPORTATION SERVICES - 0.9%
Allied Holdings, Inc.,
   8.625% 10/01/07                     365,000      344,013
QDI LLC,
   9.000% 11/15/10 (a)                 370,000      347,800
                                                -----------
                 Transportation Services Total      691,813
                                                -----------
                              TRANSPORTATION,
                     COMMUNICATIONS, ELECTRIC,
                 GAS & SANITARY SERVICES TOTAL   32,527,057
                                                -----------

TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
   (cost of $95,218,657)                         94,460,794
                                                -----------

COMMON STOCKS - 2.4% (j)                SHARES
-----------------------------------------------------------
MANUFACTURING - 0.4%
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.1%
Amkor Technology, Inc.                  10,500      107,940
                                                -----------
       Electronic & Electrical Equipment Total      107,940
                                                -----------

PRIMARY METAL - 0.3%
Bayou Steel Corp.                       15,473      237,511
                                                -----------
                           Primary Metal Total      237,511
                                                -----------
                           MANUFACTURING TOTAL      345,451
                                                -----------





                                        SHARES    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 2.0%
CABLE - 0.5%
NTL, Inc.                                5,942      351,172
Ono Finance PLC (g)(k)                     750           --
                                                -----------
                                   Cable Total      351,172
                                                -----------

ELECTRIC, GAS & SANITARY SERVICES - 0.1%
Allied Waste North America, Inc.         7,250       96,135
                                                -----------
       Electric, Gas & Sanitary Services Total       96,135
                                                -----------

INDEPENDENT POWER PRODUCERS - 0.1%
Dynegy Holdings, Inc., Class A          23,000      100,970
                                                -----------
             Independent Power Producers Total      100,970
                                                -----------

POLLUTION CONTROL - 0.9%
EnviroSource, Inc. (g)                   8,000      640,000
Fairlane Management Corp. (g)(k)         8,000           --
                                                -----------
                       Pollution Control Total      640,000
                                                -----------

RADIOTELEPHONE COMMUNICATIONS - 0.4%
AirGate PCS, Inc.                        2,841       52,530
Nextel Communications, Inc., Class A     6,196      143,314
SBA Communications Corp.                23,590       91,057
                                                -----------
           Radiotelephone Communications Total      286,901
                                                -----------
                               TRANSPORTATION,
                     COMMUNICATIONS, ELECTRIC,
                 GAS & SANITARY SERVICES TOTAL    1,475,178
                                                -----------

TOTAL COMMON STOCKS
   (cost of $2,082,718)                           1,820,629
                                                -----------



CONVERTIBLE BONDS - 2.2%                   PAR
-----------------------------------------------------------
MANUFACTURING - 1.3%
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.3%
Nortel Networks Corp.,
   4.250% 09/01/08            USD    1,040,000      952,931
                                                -----------
       Electronic & Electrical Equipment Total      952,931
                                                -----------
                           MANUFACTURING TOTAL      952,931
                                                -----------

-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.9%
COMMUNICATIONS SERVICES - 0.7%
COLT Telecom Group PLC:
   2.000% 03/29/06 (a)        EUR      265,000      351,083
   2.000% 12/16/06 (a)                 130,000      176,594
                                                -----------
                 Communications Services Total      527,677
                                                -----------




See notes to investment portfolio.

May 31, 2004 (Unaudited)


CONVERTIBLE BONDS (CONTINUED)              PAR    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
INDEPENDENT POWER PRODUCERS - 0.2%
Mirant Corp.,
   2.500% 06/15/21 (f)        USD      280,000      155,509
                                                -----------
             Independent Power Producers Total      155,509
                                                -----------
                               TRANSPORTATION,
                     COMMUNICATIONS, ELECTRIC,
                 GAS & SANITARY SERVICES TOTAL      683,186
                                                -----------

TOTAL CONVERTIBLE BONDS
   (cost of $1,432,427)                           1,636,117
                                                -----------



PREFERRED STOCKS - 2.1%                 SHARES
-----------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.8%
FINANCIAL SERVICES - 0.8%
iStar Financial, Inc.:
   7.800%                               13,000      320,125
   7.875%                               11,007      275,175
                                                -----------
                      Financial Services Total      595,300
                                                -----------
                           FINANCE, INSURANCE
                           & REAL ESTATE TOTAL      595,300
                                                -----------

-----------------------------------------------------------
MANUFACTURING - 0.7%
PRINTING & PUBLISHING - 0.7%
Haights Cross Communications             2,734      133,966
PriMedia, Inc.,
   8.625%                                   30        2,588
   9.200%                                1,715      150,063
   10.000%                               2,300      208,150
                                                -----------
                   Printing & Publishing Total      494,767
                                                -----------
                           MANUFACTURING TOTAL      494,767
                                                -----------

-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.6%
BROADCASTING - 0.6%
Spanish Broadcasting System, Inc.,
   10.750%                                 450      454,500
                                                -----------
                            Broadcasting Total      454,500
                                                -----------
                               TRANSPORTATION,
                     COMMUNICATIONS, ELECTRIC,
                 GAS & SANITARY SERVICES TOTAL      454,500
                                                -----------

TOTAL PREFERRED STOCKS
   (cost of $1,567,475)                           1,544,567
                                                -----------

WARRANTS - 0.1% (j)                      UNITS
-----------------------------------------------------------
MANUFACTURING - 0.0%
PRINTING & PUBLISHING - 0.0%
Haights Cross Communications,
   Expires 12/10/11 (l)                      2           --
   Expires 12/10/12                      2,707           54
                                                -----------
                   Printing & Publishing Total           54
                                                -----------
                           MANUFACTURING TOTAL           54
                                                -----------



                                         UNITS    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
BROADCASTING - 0.1%
XM Satellite Radio Holdings, Inc.,
   Expires 03/15/10 (a)                    600       30,000
                                                -----------
                            Broadcasting Total       30,000
                                                -----------

CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05 (a)(g)(k)              970           --
Ono Finance PLC,
   Expires 05/31/09 (a)(g)(k)              175           --
                                                -----------
                                   Cable Total           --
                                                -----------

RADIOTELEPHONE COMMUNICATIONS - 0.0%
Horizon PCS, Inc.,
   Expires 10/01/10 (a)(f)(g)(k)           665           --
UbiquiTel, Inc.,
   Expires 04/15/10 (a)(g)(k)              525           --
                                                -----------
           Radiotelephone Communications Total           --
                                                -----------

TELECOMMUNICATIONS - 0.0%
AT&T Canada, Inc.,
   Expires 08/15/07 (a)(g)(k)              250           --
Carrier1 International SA,
   Expires 02/19/09 (a)(f)(g)(k)           347           --
Jazztel PLC,
   Expires 07/15/10 (a)(g)(k)              350           --
                                                -----------
                      Telecommunications Total           --
                                                -----------

TRANSPORTATION SERVICES - 0.0%
QDI LLC,
   Expires 01/15/07 (a)(g)               2,041        8,572
                                                -----------
                 Transportation Services Total        8,572
                                                -----------
                              TRANSPORTATION,
                     COMMUNICATIONS, ELECTRIC,
                 GAS & SANITARY SERVICES TOTAL       38,572
                                                -----------

TOTAL WARRANTS
   (cost of $105,737)                                38,626
                                                -----------

SHORT-TERM OBLIGATION - 6.8%               PAR
-----------------------------------------------------------
Federal Home Loan Discount Note,
   0.880% 06/01/04 (m)
   (cost of $5,032,000)       USD    5,032,000    5,032,000
                                                -----------

TOTAL INVESTMENTS - 140.5%
   (cost of $105,439,014)(n)                    104,532,733
                                                -----------

OTHER ASSETS & LIABILITIES, NET - (40.5)%       (30,114,162)
-----------------------------------------------------------
Net Assets - 100.0%                            $ 74,418,571
                                               ============



See notes to investment portfolio.

May 31, 2004 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, these securities amounted to $27,526,864, which represents 37.0% of net assets.
(b) Step bond. This security is currently accruing at zero. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.
(c) Zero coupon bond.
(d) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants, however, under the issuer's plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of May 31, 2004, the value of this security represents 0.2% of net assets.

(e) Security purchased on a delayed delivery basis.
(f) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of these securities amounted to $978,209, which represents 1.3% of net assets.
(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(h) This issuer is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of this security represents 0.9% of net assets.
(i) Variable rate security. The interest rate shown reflects the rate as of May 31, 2004.
(j) Non-income producing security.
(k) Security has no value.
(l) Amount rounds to less than $1.
(m) The rate shown represents the annualized yield at the date of purchase.
(n) Cost for federal income tax purposes is $105,245,512.

As of May 31, 2004, the Fund had entered into the following forward currency exchange contracts:

                                                     UNREALIZED
FORWARD CONTRACTS          AGGREGATE   SETTLEMENT   APPRECIATION
      TO BUY        VALUE  FACE VALUE     DATE     (DEPRECIATION)
-----------------------------------------------------------------
        EUR      $164,866   $162,878    06/10/04      $ 1,988
        USD       673,955    682,178    06/10/04       (8,223)
                                                      -------
                                                      $(6,235)
                                                      -------


            ACRONYM                       NAME
-----------------------------------------------------------------
              EUR                     Euro Currency
              PIK                    Payment-In-Kind
              USD                 United States Dollar



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004 (Unaudited)


ASSETS:

Investments, at cost                           $105,439,014
                                               ------------
Investments, at value                          $104,532,733
Receivable for:
   Investments sold                                 529,499
   Interest                                       2,182,394
   Dividends                                         11,677
Deferred Trustees' compensation plan                  7,616
Other assets                                         20,693
                                               ------------
      Total Assets                              107,284,612
                                               ------------

LIABILITIES:
Payable to custodian bank                           878,839
Net unrealized depreciation on foreign
      forward currency contracts                      6,235
Payable for:
   Interest                                         231,846
   Investments purchased                            966,158
   Investments purchased on a delayed
      delivery basis                                681,060
   Distributions                                    504,084
   Investment advisory fee                           54,746
   Custody fee                                          689
   Audit fee                                         20,114
   Legal fee                                         14,654
Deferred Trustees' fees                               7,616
Notes payable - short-term                       15,800,000
Notes payable - long-term                        13,700,000
                                               ------------
      Total Liabilities                          32,866,041
                                               ------------
NET ASSETS                                     $ 74,418,571
                                               ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                $141,303,722
Overdistributed net investment income              (315,285)
Accumulated net realized loss                   (65,657,350)
Net unrealized depreciation on:
   Investments                                     (906,281)
   Foreign currency translations                     (6,235)
                                               ------------
NET ASSETS                                     $ 74,418,571
                                               ============

Shares outstanding                               21,003,496
                                               ------------
Net asset value per share                      $       3.54
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2004 (Unaudited)


INVESTMENT INCOME:
Interest                                       $  4,421,334
Dividends                                           181,781
                                               ------------
   Total Investment Income                        4,603,115
                                               ------------

EXPENSES:
Investment advisory fee                             401,454
Pricing and bookkeeping fees                         30,617
Trustees' fees                                        3,508
Custody fee                                           7,732
Other expenses                                      101,090
                                               ------------
   Total Operating Expenses                         544,401
Custody earnings credit                                (374)
                                               ------------
   Net Operating Expenses                           544,027
Interest expense                                    490,179
                                               ------------
   Net Expenses                                   1,034,206
                                               ------------
Net Investment Income                             3,568,909
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                      154,870
   Foreign currency transactions                    (11,072)
                                               ------------
      Net realized gain                             143,798
                                               ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                     (986,452)
   Foreign currency translations                     16,285
                                               ------------
      Net change in unrealized
        appreciation/depreciation                  (970,167)
                                               ------------
Net Loss                                           (826,369)
                                               ------------
Net Increase in Net Assets from Operations     $  2,742,540
                                               ------------





See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           (UNAUDITED)
                                                                           SIX MONTHS         ONE MONTH             YEAR
                                                                              ENDED              ENDED              ENDED
                                                                             MAY 31,         NOVEMBER 30,        OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                            2004             2003 (a)             2003
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                                       $ 3,568,909         $  480,693        $ 6,115,179
Net realized gain (loss) on investments and foreign currency transactions       143,798            275,539         (6,289,825)
Net change in unrealized appreciation/depreciation
   on investments and foreign currency translations                            (970,167)         1,139,485         21,909,449
                                                                           ------------       ------------       ------------
Net Increase from Operations                                                  2,742,540          1,895,717         21,734,803
                                                                           ------------       ------------       ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                   (3,338,194)          (566,640)        (6,335,103)
Return of capital                                                                    --                 --           (439,949)
                                                                           ------------       ------------       ------------
Total Distributions Declared to Shareholders                                 (3,338,194)          (566,640)        (6,775,052)
                                                                           ------------       ------------       ------------

SHARE TRANSACTIONS:
Distributions reinvested                                                         62,227                 --            528,920
                                                                           ------------       ------------       ------------
Total Increase (Decrease) in Net Assets                                        (533,427)         1,329,077         15,488,671

NET ASSETS:
Beginning of period                                                          74,951,998         73,622,921         58,134,250
                                                                           ------------       ------------       ------------
End of period                                                              $ 74,418,571       $ 74,951,998       $ 73,622,921
                                                                           ------------       ------------       ------------
Overdistributed net investment income, at end of period                    $   (315,285)      $   (546,000)      $   (544,368)
                                                                           ------------       ------------       ------------

CHANGES IN SHARES:
Issued for distributions reinvested                                              16,818                 --            164,258
                                                                           ------------       ------------       ------------

(a) The Fund changed its fiscal year end from October 31 to November 30.



See notes to financial statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended May 31, 2004 (Unaudited)


INCREASE (DECREASE) IN CASH
-----------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:

Net investment income                                                         $ 3,568,909
Adjustments to reconcile net investment income
to net cash provided by operating activities:
   Purchase of investment securities                                          (43,192,193)
   Proceeds from disposition of investment securities                          43,550,476
   Purchase of short-term investments, net                                     (2,970,148)
   Net realized loss due to foreign currency transactions                         (11,072)
   Increase in dividend and interest receivable                                  (133,643)
   Increase in other assets                                                       (16,505)
   Decrease in receivable for investments sold                                    349,056
   Increase in payable for investments purchased                                   55,666
   Decrease in accrued expenses and other liabilities                             (12,576)
   Net amortization/accretion of income                                          (379,355)
                                                                             ------------
Net cash provided by operating activities                                         808,615

CASH FLOWS FROM FINANCING ACTIVITIES:

   Increase in notes payable                                                    1,000,000
   Decrease in interest payable                                                   (26,694)
   Distributions paid in cash                                                  (3,338,523)
                                                                             ------------
Net cash used by financing activities                                          (2,365,217)
                                                                             ------------
Net decrease in cash                                                           (1,556,602)

CASH:

Beginning of period                                                               677,763
                                                                             ------------
End of period                                                                 $  (878,839)
                                                                             ============


Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $62,227.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (Unaudited)



NOTE 1. ORGANIZATION

Colonial Intermediate High Income Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL
The Fund seeks high current income and total return by investing primarily in high yield fixed income securities in lower-rated categories.

FUND SHARES
The Fund may issue an unlimited number of shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION
Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the forward exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency

May 31, 2004 (Unaudited)


transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

DELAYED DELIVERY SECURITIES
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

FOREIGN CURRENCY TRANSACTIONS
The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS
Information on financial transactions that have been settled through the receipt or disbursement of cash is presented on the Statement of Cash Flows. The cash amount shown on the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION
The tax character of distributions paid during the one month ended November 30, 2003 and the year ended October 31, 2003 was as follows:

                                   NOVEMBER 30,  OCTOBER 31,
                                       2003         2003
                                    ----------   -----------
Distributions paid from:
   Ordinary Income*                  $566,640    $6,335,103
   Tax Return of Capital                   --       439,949
   Long-Term Capital Gains                 --            --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of assets and liabilities resulting from changes in exchange rates, was:

   Unrealized appreciation                      $ 5,056,218
   Unrealized depreciation                       (5,768,997)
                                               ------------
   Net unrealized depreciation                  $  (712,779)
                                               ============

The following capital loss carryforwards, determined as of November 30, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                    CAPITAL LOSS
          EXPIRATION                   CARRYFORWARD
       -----------------          -----------------------
              2006                      $ 3,034,960
              2007                       10,437,671
              2008                       22,694,029
              2009                       23,203,433
              2010                        6,431,055
                                        -----------
                                        $65,801,148
                                        ===========

May 31, 2004 (Unaudited)



NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES
Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE
Columbia provides administrative and other services to the Fund in addition to investment advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund's average weekly net assets.

In addition, the Fund shall pay Columbia a monthly fee of 20% of the Fund's monthly "leverage income" (as that term is defined in the management contract). In the event that the Fund's monthly leverage income is less than zero, then Columbia shall pay the Fund 20% of the Fund's monthly leverage income. For the six months ended May 31, 2004, the Fund paid fees of $150,349 to Columbia under this agreement, which represents 0.39% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average weekly net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended May 31, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.080%.

CUSTODY CREDITS
The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2004, the Fund paid $699 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operation.

NOTE 5. PORTFOLIO INFORMATION
For the six months ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $43,192,193 and $43,550,476, respectively.

NOTE 6. LOAN AGREEMENT
At May 31, 2004, the Fund had term loans and a revolving loan outstanding with BOA, totaling $29,500,000. The term loans are comprised of a $13,700,000 loan which bears interest at 3.12% per annum, due August 26, 2005 and a $9,700,000 loan which bears interest at 4.37% per annum, due June 13, 2004. The revolving loan is a $6,100,000 floating rate loan which had a weighted average interest rate of 1.94% at May 31, 2004. At May 31, 2004, the average daily loan balance was $29,215,847 at a weighted average interest rate of 3.30%. The Fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

FOREIGN SECURITIES
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

HIGH-YIELD SECURITIES
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest

May 31, 2004 (Unaudited)



rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

INDUSTRY FOCUS
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS
Columbia and Columbia Funds Distributor, Inc. ("CFDI"), and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and CFDI alleging that Columbia and CFDI had violated certain New York anti-fraud statutes. If either Columbia or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, CFDI or any company that is an affiliated person of Columbia and CFDI from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and CFDI agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

NOTE 8. COMPARABILITY OF FINANCIAL STATEMENTS
The fiscal year end of the Fund was changed from October 31 to November 30. Accordingly, the Fund's 2004 fiscal year end will be November 30, 2004.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                   (UNAUDITED)
                                                   SIX MONTHS     ONE MONTH
                                                        ENDED          ENDED                 YEAR ENDED OCTOBER 31,
                                                       MAY 31,   NOVEMBER 30,   -------------------------------------------------
                                                         2004       2003 (a)       2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     3.57   $     3.51   $     2.79   $     3.51   $     4.83   $     5.97
                                                    ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.17(b)      0.02(b)      0.29(b)      0.38(b)(c)   0.51(b)      0.67
Net realized and unrealized gain
   (loss) on investments and
   foreign currency                                      (0.04)        0.07         0.75         (0.73)(c)   (1.26)       (1.10)
                                                    ----------   ----------   ----------   ----------   ----------   ----------
      Total from Investment
        Operations                                        0.13         0.09         1.04         (0.35)      (0.75)       (0.43)
                                                    ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income                               (0.16)       (0.03)       (0.30)       (0.36)       (0.55)       (0.69)
In excess of net investment income                          --           --           --           --           --        (0.02)
Return of capital                                           --           --        (0.02)       (0.01)       (0.02)          --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
      Total Distributions Declared
        to Shareholders                                  (0.16)       (0.03)       (0.32)       (0.37)       (0.57)       (0.71)
                                                    ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                      $     3.54   $     3.57   $     3.51   $     2.79   $     3.51   $     4.83
                                                    ==========   ==========   ==========   ==========   ==========   ==========
Market price per share                              $     3.22   $     3.50   $     3.65   $     2.79   $     3.49   $     4.63
                                                    ==========   ==========   ==========   ==========   ==========   ==========
Total return-- based on
   market value (d)                                      (3.81)%(e)   (3.40)%(e)   44.56%      (10.43)%     (14.26)%      (6.12)%
                                                    ----------   ----------   ----------   ----------   ----------   ----------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (f)                                    1.41%(g)     1.63%(g)     1.35%        1.25%        1.31%        0.92%
Interest and amortization of
   deferred debt issuance expenses                        1.27%(g)     1.38%(g)     2.00%        2.73%        2.98%        2.79%
Total expenses (f)                                        2.68%(g)     3.01%(g)     3.35%        3.98%        4.29%        3.71%
Net investment income (f)                                 9.27%(g)     7.82%(g)     9.18%        11.38%(c)   11.96%       11.88%
Portfolio turnover rate                                     42%(e)        7%(e)       64%          54%          52%          42%
Net assets, end of period (000's)                    $  74,419    $  74,952    $  73,623    $  58,134    $  72,353    $  98,333

(a)The Fund changed its fiscal year end from October 31 to November 30.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to increase the net investment income per share by $0.02, increase the net realized and unrealized loss per share by $0.02 and increase the ratio of net investment income to average net assets from 10.92% to 11.38%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(d)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED OCTOBER 31,
                                                  -----------------------------------------------------------------------------
                                                     1999         1998         1997         1996         1995         1994
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     6.20   $     7.27    $    6.89    $    6.62    $    6.28    $    6.92
                                                    ----------   ----------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.70         0.70         0.70         0.70         0.70         0.69
Net realized and unrealized gain (loss) on investments
   and foreign currency                                  (0.23)       (1.08)        0.38         0.26         0.34        (0.58)
                                                    ----------   ----------    ---------    ---------    ---------    ---------
      Total from Investment Operations                    0.47        (0.38)        1.08         0.96         1.04         0.11
                                                    ----------   ----------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.70)       (0.69)       (0.70)       (0.69)       (0.70)       (0.75)
                                                    ----------   ----------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                      $     5.97   $     6.20    $    7.27    $    6.89    $    6.62    $    6.28
                                                    ==========   ==========    =========    =========    =========    =========
Market price per share                              $     5.63   $     6.81    $    7.56    $    7.13    $    6.88    $    5.75
                                                    ==========   ==========    =========    =========    =========    =========
Total return--based on market value (a)                  (7.89)%      (0.74)%      16.97%       14.62%       33.00%       (2.80)%
                                                    ==========   ==========    =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (b)                                    0.89%        0.88%        0.89%        0.98%        0.95%        0.97%
Interest and amortization of deferred
   debt issuance expenses                                 2.48%        2.11%        1.96%        2.07%        1.94%        1.91%
Total expenses (b)                                        3.37%        2.99%        2.85%        3.05%        2.89%        2.88%
Net investment income (b)                                10.82%        9.70%        9.63%       10.11%       10.76%       10.40%
Portfolio turnover rate                                     44%          69%          92%          92%          92%         160%
Net assets, end of period (000's)                    $ 121,018    $ 124,480     $107,774     $ 99,925     $ 93,984    $  87,519

(a)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(b)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, except for the year ended October 31, 1997 which had a 0.01% impact.

                  LOAN AGREEMENT ASSET COVERAGE REQUIREMENTS

                                                                 ASSET COVERAGE
                               TOTAL AMOUNT                       PER $1,000 OF
       DATE                     OUTSTANDING                       INDEBTEDNESS
     ---------                  -----------                       ------------
      05/31/04*                  $29,500,000                           $3,523
      11/30/03                    28,500,000                            3,631
      10/31/03                    28,500,000                            3,583
      10/31/02                    24,500,000                            3,373
      10/31/01                    30,500,000                            3,372
      10/31/00                    47,300,000                            3,079
      10/31/99                    47,300,000                            3,558
      10/31/98                    47,300,000                            3,632
      10/31/97                    27,400,000                            4,933
      10/31/96                    27,400,000                            4,647
      10/31/95                    27,400,000                            4,430
      10/31/94                    27,400,000                            4,194

*  Unaudited.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 26, 2004, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Item listed on the Fund's Proxy Statement for said Meeting. On March 10, 2004, the record date for the Meeting, the Fund had 20,986,678 shares outstanding. The votes cast were as follows:

      PROPOSAL 1:

      ELECTION OF TRUSTEES:                    FOR                WITHHELD
   -------------------------            ---------------         ------------
      Patrick J. Simpson                   18,828,324             458,126
      Thomas E. Stitzel                    18,821,324             465,126
      Thomas C. Theobald                   18,812,339             474,110
      Anne-Lee Verville                    18,822,044             464,405
      Richard L. Woolworth                 18,829,085             457,364

DIVIDEND REINVESTMENT PLAN

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to PFPC, Inc., the Plan agent, by mail at P.O. Box 43027, Providence, RI 02940-3027 or by phone at 1-800-730-6001.

TRANSFER AGENT

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Intermediate High Income Fund is:

PFPC, Inc.
P.O. Box 8030
Boston, MA 02266-8030

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-730-6001 and (ii) on the Securities and Exchange Commissionwebsite at http://www.sec.gov.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

COLONIAL INTERMEDIATE HIGH INCOME FUND                         SEMIANNUAL REPORT

                                                110-03/054S-0504 (07/04) 04/1522

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees/Directors since those procedures were last disclosed in response to Item 7(d)(2)(ii)(G) of
Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable at this time.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            Colonial Intermediate High Income Fund
            ------------------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                               August 3, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                August 3, 2004
    --------------------------------------------------------------------------